Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives company' s property and equipment

Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease

Archimedes Tech Spac Partners Co [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of earnings per share
For the year ended December 31, 2021
Net loss	$(981,884)
Accretion of temporary equity to redemption value	(13,376,606)
Net loss including accretion of temporary equity to redemption value	$(14,358,490)
	For the year ended December 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(10,451,084)	$(3,907,406)
Accretion of temporary equity to redemption value	13,376,606	—
Allocation of net income (loss)	$2,925,522	$(3,907,406)

Denominator:
Weighted-average shares outstanding	10,589,315	3,959,088
Basic and diluted net income (loss) per share	$0.28	$(0.99)